CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 499,515	$ 447,402	$ 356,554
Cost of revenues	299,290	257,751	194,436
Gross profit	200,225	189,651	162,118
Operating expenses:
Research and development	3,052	2,628	2,002
Marketing and selling	59,521	55,870	51,209
General and administrative	36,612	$ 36,111	$ 32,904
Legal settlements and loss contingencies, net	4,654
Total operating expenses	103,839	$ 94,609	$ 86,115
Operating income	96,386	95,042	76,003
Finance expenses, net	3,085	1,045	1,314
Income before taxes on income	93,301	93,997	74,689
Taxes on income	13,843	13,738	10,336
Net income	79,458	80,259	64,353
Net income attributable to non-controlling interest	1,692	1,820	1,009
Net income attributable to controlling interest	$ 77,766	$ 78,439	$ 63,344
Basic net income per share of ordinary shares	$ 2.21	$ 2.25	$ 1.83
Diluted net income per share of ordinary shares	$ 2.19	$ 2.22	$ 1.80
Weighted average number of ordinary shares used in computing basic income per share	35,252,596	34,932,000	34,666,514
Weighted average number of ordinary shares used in computing diluted income per share	35,463,698	35,394,499	35,209,946